Income Tax Recovery (Expense) - Summary of Income Tax Recovery (Expense) Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	$ 9,708	$ 5,820	$ 3,749
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	7,394	2,983	4,766
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(4,798)	(964)	0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(5,000)	(8,084)	(11,604)
Foreign exchange gains on freight tax expenses	(1,537)	(3,312)	(432)
Unrecognized Tax Benefits	47,813	42,046	45,603	$ 49,124
Interest and penalties on freight tax expenses (recoveries)	$ 6,200	$ 3,800	$ 6,200